401(k) Plan	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
401(k) Plan

16. 401(k) Plan

The Company has a defined contribution plan that covers all employees over the age of 21 who have been employed for at least 90 days. The plan is subject to the provisions of the Employee Retirement Income Security Act of 1974. In accordance with the provisions of the plan, the Company may make discretionary contribution to the account of each participant. During the years ended December 31, 2015 and 2014, the Company made contributions of $181 and $121, respectively.